AB VARIABLE PRODUCTS SERIES FUND, INC.

-AB VPS Global Thematic Growth Portfolio

-AB VPS International Growth Portfolio

Supplement dated January 12, 2016 to the Prospectuses and Summary Prospectuses dated May 1, 2015 for AB Variable Products Series Fund, Inc. (the “Prospectuses”), offering Class A and Class B shares of AB VPS Global Thematic Growth Portfolio and AB VPS International Growth Portfolio (each, a “Portfolio”).

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The following chart for each Portfolio replaces the chart under the heading “Portfolio Managers” in the summary sections of the Prospectuses for each Portfolio.

AB VPS Global Thematic Growth Portfolio

PORTFOLIO MANAGER

The following table lists the person responsible for the day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Daniel C. Roarty	Since 2013	Senior Vice President of the Adviser

AB VPS International Growth Portfolio

PORTFOLIO MANAGER

The following table lists the person responsible for the day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Daniel C. Roarty	Since 2012	Senior Vice President of the Adviser

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The following chart for each Portfolio replaces certain information under the heading “Management of the Portfolios — Portfolio Managers” in the Prospectuses for each Portfolio.

AB VPS Global Thematic Growth Portfolio

The day-to-day management of, and investment decisions for, the AB VPS Global Thematic Growth Portfolio are made by the Adviser’s Global Growth and Thematic Investment Team.

The following table lists the person within the Global Growth and Thematic Investment Team with the most significant responsibility for the day-to-day management of the Portfolio’s portfolio, the length of time that the person has been jointly or primarily responsible for the Portfolio, and that person’s principal occupation during the past five years:

Employee; Year; Title	Principal Occupation During the Past Five (5) Years
Daniel C. Roarty; since 2013; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since May 2011, and Chief Investment Officer of Global Growth and Thematic Team since 2013. Prior thereto, he was named sector head for the technology sector on the Global/International Research Growth team as of July 1, 2011, and team leader for that team in early 2012. Prior thereto, he was in research and portfolio management at Nuveen Investments since prior to 2011.

AB VPS International Growth Portfolio

The day-to-day management of, and investment decisions for, the AB VPS International Growth Portfolio are made by the Adviser’s Global Growth and Thematic Investment Team.

The following table lists the person within the Global Growth and Thematic Investment Team with the most significant responsibility for the day-to-day management of the Portfolio’s portfolio, the length of time that the person has been jointly or primarily responsible for the Portfolio, and that person’s principal occupation during the past five years:

Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
Daniel C. Roarty; since 2012; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since May 2011, and Chief Investment Officer of Global Growth and Thematic Team since 2013. Prior thereto, he was named sector head for the technology sector on the Global/International Research Growth team as of July 1, 2011, and team leader for that team in early 2012. Prior thereto, he was in research and portfolio management at Nuveen Investments since prior to 2011.

This Supplement should be read in conjunction with the Prospectuses for the Portfolios.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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